Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 424,793,938.68
Previously Paid Amount	0.00
Total Fee Amount	58,664.04
Total Offset Amount	0.00
Net Fee	$ 58,664.04